INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Software Copyright	$ 3,754,861	$ 3,964,412
Patent and others	2,847,940	3,006,878
Total intangible assets	6,602,801	6,971,290
Less: Accumulated and amortization	(658,644)	(378,014)
Impairment loss	(1,495,353)	(1,578,806)
Intangible assets, net	4,448,804	5,014,470
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	4,448,804	5,014,470
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 0	$ 0